3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750
December 3, 2010
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”) that the form of statement of additional information (“SAI”) for the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund that would have been filed under Rule 497(c) of the 1933 Act did not differ from the SAI contained in Post-Effective Amendment No. 40 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on November 29, 2010 (SEC Accession No. 0000950123-10-109401).
     Please contact the undersigned at (215) 981-4659 to discuss any questions or comments.
Very truly yours,
/s/ John P. Falco
John P. Falco

cc:	Jennifer M. Shields, Secretary of FundVantage Trust